February 26, 2007

Ms. Barbara C. Jacobs
Mr. Hugh Fuller
Mr. Daniel Lee
Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Washington, D.C. 20549

RE:	Manatron, Inc. Pre-Effective Amendment No. 1 to initial Registration Statement on Form S-3 (File No. 333-139280)

          In response to your correspondence dated January 8, 2007, we are filing a Pre-Effective Amendment No. 1 to the Company's initial Registration Statement on Form S-3 (the "Amendment"). Specifically, we are filing the Amendment in response to your first comment of your January 8, 2007 correspondence, which is reproduced below.

Form S-3
Documents Incorporated by Reference, page 12

1.          Please update your incorporation by reference to include any necessary reports filed pursuant to Section 13 of the Exchange Act subsequent to the filing of this registration statement.

Response to Comment One

The Company agrees that the Incorporation by Reference Section must be updated to include any necessary reports filed pursuant to Section 13 of the Exchange Act subsequent to the filing of the initial registration statement. We have incorporated by reference the Company's Quarterly Report on Form 10-Q for the quarter ended October 31, 2006, as filed December 13, 2006 and the Company's Current Report on Form 8-K filed December 21, 2006.

For your convenience, below is the relevant portion of the Incorporation by Reference Section of the Amendment. The revisions to the Incorporation by Reference Section are in bold.

DOCUMENTS INCORPORATED BY REFERENCE

          The SEC allows us to "incorporate by reference" information in this prospectus and other information that we file with the SEC, which means that we can disclose important information to you by referring to those documents. The information incorporated by reference is an important part of this prospectus. The following documents filed by us with the SEC are incorporated herein by reference:

Ms. Barbara C. Jacobs
Mr. Hugh Fuller
Mr. Daniel Lee
February 26, 2007
Page -2-

•	Annual Report on Form 10-K for the fiscal year ended April 30, 2006, as filed on July 24, 2006;

•	Quarterly Reports on Form 10-Q for the quarter ended July 31, 2006, as filed September 13, 2006; and for the quarter ended October 31, 2006, as filed December 13, 2006;

•

Current Reports on Form 8-K (other than information contained in Current Reports on Form 8-K that is furnished, but not filed) as filed on February 2, 2006; February 3, 2006; March 16, 2006; April 26, 2006; July 19, 2006; September 13, 2006; October 10, 2006; October 11, 2006; and December 21, 2006;

•	Our proxy statement on Schedule 14-A filed with the SEC on September 1, 2006; and

•

The description of our common stock contained in our registration statement on Form 8-A, filed with the SEC on June 11, 1997, including any amendment or report filed for the purpose of updating such description.

          All documents subsequently filed by us with the SEC pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act and prior to the termination of this offering, shall be deemed to be incorporated by reference in this prospectus. Any statement contained in a document incorporated or deemed to be incorporated by reference herein shall be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein, or in any other subsequently filed document that also is or is deemed to be incorporated by reference herein, modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this prospectus.

Please inform us if you think further incorporations by reference are necessary or if you have any other comments.

Sincerely,

/s/ Paul R. Sylvester
Paul R. Sylvester Co-Chairman and Chief Executive Officer
(269) 507-2900 x 222
paul.sylvester@manatron.com